Borrowings (Schedule Of Outstanding Debt) (Details) (USD $) In Millions, unless otherwise specified			6 Months Ended				6 Months Ended						0 Months Ended	6 Months Ended		6 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Jun. 28, 2012 Revolver [Member]		Dec. 29, 2011 Revolver [Member]		Jun. 28, 2012 Term Loan [Member]		Dec. 29, 2011 Term Loan [Member]		Dec. 30, 2010 Term Loan [Member]	Dec. 29, 2011 Senior Notes [Member]	Jul. 05, 2011 Senior Unsecured Notes [Member]	Jun. 28, 2012 Senior Unsecured Notes [Member]	Dec. 29, 2011 Senior Unsecured Notes [Member]	Jun. 28, 2012 Senior Secured Notes [Member]	Jun. 28, 2012 Due December 31, 2014 [Member]
Debt Instrument [Line Items]
Outstanding Balance	$ 839.0	$ 794.0	$ 14.0	[1]	$ 44.0	[1]	$ 225.0	[1]	$ 550.0	[1]	$ 725.0	$ 200.0	$ 200.0	$ 200.0	$ 200.0	$ 400.0
Maturity Date			Apr. 27, 2017	[1],[2]			Feb. 13, 2015	[1]					Jul. 15, 2021	Jul. 15, 2021		Apr. 15, 2022	Dec. 31, 2014
Interest Rate													7.875%	7.875%		6.00%

[1]	The interest rates on the revolver and term loan are described below.
[2]	A portion of the revolver has a maturity date of December 31, 2014, as described in further detail below.